Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Estimated fair value of financial instruments
27. Estimated fair value of financial instruments
The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2025 and March 31, 2026, respectively. The estimated fair value amounts as of March 31, 2025 and March 31, 2026 have been measured as of the respective year ends, and have not been re-evaluated
or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair value of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.
Financial instruments valued at carrying value
The respective carrying values of certain
on-balance-sheet
financial instruments approximates their fair value at the reported year end. These financial instruments include cash and amounts due from banks, non-interest-bearing
deposits in banks, securities purchased and sold under resale and repurchase agreements, accrued interest receivable, accrued interest payable, and certain other assets and liabilities that are considered financial instruments. Carrying values were assumed to approximate fair values for these financial instruments as they are short-term in nature and their recorded amounts approximate fair values or are receivable or payable on demand.
Trading securities
Trading securities are carried at fair value based on quoted market prices or market observable inputs or significant unobservable inputs.
Available for sale securities
AFS debt securities are carried at fair value. Such fair values were based on quoted market prices, where available. If quoted market prices did not exist, fair values were estimated using the market yield on the balance period to maturity on similar instruments and similar credit risks. The fair value of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. A reduction in the estimated cash flows of these instruments will adversely impact the value of these securities. A change in the timing of these estimated cash flows will also impact the value of these securities.
Loans
The fair values of consumer instalment loans and other consumer loans that do not reprice or mature frequently are estimated using discounted cash flow models. The discount rates are based on internal models. The fair value of loans would decrease (increase) in value based upon an increase (decrease) in discount rate. Since substantially all individual lines of credit and other variable rate consumer loans reprice frequently, with interest rates reflecting current market pricing, the carrying values of these loans approximate their fair values.
The fair values of commercial loans that do not reprice or mature within relatively short time frames are estimated using discounted cash flow models. The discount rates are based on internal models. The fair value of loans would decrease (increase) in value based upon an increase (decrease) in discount rate. For commercial loans that reprice within relatively short time frames, the carrying values approximate their fair values. For purposes of these fair value estimates, the fair values of impaired loans were computed by deducting an estimated market discount from their carrying values to reflect the uncertainty of future cash flows.
The fair values of loans that do not reprice or mature within relatively short time frames are estimated using discounted cash flow models and are classified as Level 3 as the input used for the valuation is internal credit spreads which is based on internal models and is considered unobservable. For loans that reprice within relatively short time frames, the carrying values approximate their fair values, accordingly such loans are classified as Level 2.
Deposits
The fair value of demand deposits, savings deposits, and money market deposits without defined maturities are the amounts payable on demand. For deposits with defined maturities, the fair values were estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities.

The fair value of demand deposits, savings deposits, and money market deposits without defined maturities are the amounts payable on demand. The carrying value of such deposits reflects the fair value of the instruments and hence such instruments are classified as level 2. Deposits with defined maturities, the fair values have been estimated using discounted cash flow models that apply market interest rates corresponding to similar deposits and timing of maturities currently offered for such deposits as the valuation input is considered observable. These are classified as level 2.
Short-term borrowings
The fair values of the Bank’s short-term debt were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.
Input used for fair valuation of the financial instrument is considered observable and hence the instruments are classified as level 2.
Long-term debt
The fair values of the Bank’s unquoted long-term debt instruments were calculated based on a discounted cash flow model. The discount rates were based on yield curves appropriate for the remaining maturities of the instruments.
Input used for fair valuation of the financial instrument is considered observable and hence the instruments are classified as level 2.
Term placements
The fair values of term placements were estimated using discounted cash flow models. The discount rates were based on current market pricing for placements with similar characteristics and risk factors and hence the instruments are classified as level 2.
Derivatives
See note 26
Accrued interest receivable /payable.
Considering the short term nature of accrued interest receivable and accrued interest payable, carrying value is considered to approximate the fair value. Accordingly, it is classified as level 2.
Other Assets / Accrued expenses and other liabilities.
Securities carried at fair value based on quoted market prices are classified as Level 1; other items in the nature of financial instruments are classified as level 2 as carrying value is reasonable estimate of fair value or the valuation input used is observable.

Securities purchased under agreements to resell / Securities sold under repurchase agreements.
Resale and repurchase agreements are classified as Level 2 because they are generally short-dated instruments collateralized by Government securities.
A comparison of the fair value and carrying value of financial instruments is set out below:

	As of March 31, 2025
		Estimated fair value
	Carrying value	Level 1	Level 2	Level 3	Total
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs. 1,982,929.8	Rs. 1,982,929.8	Rs. —	Rs. —	Rs. 1,982,929.8
Investments held for trading	625,388.5	340,388.3	250,009.3	34,990.9	625,388.5
Investments available for sale debt securities	9,910,174.3	1,435,936.3	8,360,598.8	113,639.2	9,910,174.3
Securities purchased under agreements to resell	349,210.7	—	349,210.7	—	349,210.7
Loans	28,102,981.8	—	5,801,666.4	22,327,674.8	28,129,341.2
Accrued interest receivable	322,788.9	—	322,729.4	59.5	322,788.9
Separate account assets	1,016,281.4	873,154.4	143,127.0	—	1,016,281.4
Other assets	1,978,448.8	20,404.1	1,950,178.0	2,300.7	1,972,882.8
Financial Liabilities :
Interest-bearing deposits	23,994,357.2	—	24,119,101.2	—	24,119,101.2
Non-interest-bearing deposits	3,116,596.7	—	3,116,596.7	—	3,116,596.7
Securities sold under repurchase agreements	129,190.0	—	129,190.0	—	129,190.0
Short-term borrowings	1,306,013.1	—	1,305,341.6	—	1,305,341.6
Accrued interest payable	258,311.8	—	258,311.8	—	258,311.8
Long-term debt	5,866,163.2	—	5,936,593.3	—	5,936,593.3
Accrued expenses and other liabilities	850,899.0	—	849,510.6	1,388.5	850,899.1
Separate account liabilities	1,016,281.4	—	1,016,281.4	—	1,016,281.4
Liabilities on policies in force(*)	47,316.6	—	47,316.6	—	47,316.6

	As of March 31, 2026
		Estimated fair value
	Carrying value	Level 1	Level 2	Level 3	Total	Carrying value		Estimated fair value
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs. 2,547,835.1	Rs. 2,547,835.1	Rs. —	Rs. —	Rs. 2,547,835.1	US$	27,153.7	US$	27,153.7
Investments held for trading	848,427.6	388,678.9	409,980.5	49,768.2	848,427.6		9,042.2		9,042.2
Investments available for sale debt securities	10,247,500.8	262,623.5	9,871,669.4	113,207.9	10,247,500.8		109,213.5		109,213.5
Securities purchased under agreements to resell	421,575.4	—	421,575.4	—	421,575.4		4,493.0		4,493.0
Loans	30,993,886.5	—	6,745,772.2	24,373,002.7	31,118,774.9		330,319.6		331,650.6
Accrued interest receivable	328,559.5	—	328,517.2	42.3	328,559.5		3,501.7		3,501.7
Separate account assets	1,051,916.1	814,016.6	237,899.5	—	1,051,916.1		11,210.9		11,210.9
Other assets	2,190,761.3	25,678.2	2,115,251.8	44,143.6	2,185,073.6		23,348.2		23,287.6
Financial Liabilities :
Interest-bearing deposits	27,497,592.2	—	27,657,894.0	—	27,657,894.0		293,057.6		294,766.0
Non-interest-bearing deposits	3,504,125.5	—	3,504,125.5	—	3,504,125.5		37,345.5		37,345.5
Securities sold under repurchase agreements	100,000.0	—	100,000.0	—	100,000.0		1,065.8		1,065.8
Short-term borrowings	1,349,648.4	—	1,343,990.0	—	1,343,990.0		14,384.0		14,323.7
Accrued interest payable	268,164.2	—	268,164.2	—	268,164.2		2,857.9		2,857.9
Long-term debt	5,119,434.0	—	5,124,244.2	—	5,124,244.2		54,560.7		54,612.0
Accrued expenses and other liabilities	1,334,597.9	—	1,333,035.4	1,562.5	1,334,597.9		14,223.6		14,223.6
Separate account liabilities	1,051,916.1	—	1,051,916.1	—	1,051,916.1		11,210.9		11,210.9
Liabilities on policies in force(*)	44,441.1	—	44,441.1	—	44,441.1		473.6		473.6

(*)	The liabilities on policies in force includes only the fair value of contracts that are classified as insurance contracts.